Subsequent Events (Details) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Thousands				1 Months Ended
	Mar. 21, 2019 CNY (¥) ¥ / shares	Mar. 11, 2019	Jan. 10, 2019 CNY (¥) ¥ / shares shares	Jan. 24, 2019 ¥ / shares shares	Jan. 24, 2019 $ / shares
Subsequent Events (Textual)
Additional granted ordinary shares			130,000,000
Resold ordinary shares of held in treasury				28,475,480
Par ordinary share | ¥ / shares			¥ 1.37
Sale of ordinary shares				101,524,520
Unrecognized share-based compensation expense related to unvested share options granted | ¥			¥ 35,300
Purchase of ordinary shares			280,000,000
ADS [Member]
Subsequent Events (Textual)
Additional granted ordinary shares			6,500
Resold ordinary shares of held in treasury				1,423,774
Par ordinary share | $ / shares					$ 25.6
USD [Member]
Subsequent Events (Textual)
Par ordinary share | ¥ / shares				¥ 1.28
Board of Directors declared a quarterly dividend, per ordinary share | ¥ / shares	¥ 0.0125
Board of Directors declared a quarterly dividend, per ADS | ¥ / shares	¥ 0.25
Board of Directors declared a quarterly dividend | ¥	¥ 17,498
Dividend declared date	Mar. 11, 2019
Dividend paid date	Mar. 21, 2019
Dividend nature, description		The Group announced that its board of directors has approved its management's proposal to increase its annual aggregate dividend by 20% from US$1.0 per American Depository Share ("ADS") in 2018 to US$1.2 per ADS, or US$0.06 per ordinary share in 2019. The dividend will be paid on a quarterly basis, with US$0.3 per ADS, or US$0.015 per ordinary share, payable in each of the next four quarters.